Supplement dated March 14, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, R-5 and S Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

(as supplemented on January 2, 2014, February 7, 2014, and March 7, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Capital Securities Fund [Member]
CAPITAL SECURITIES FUND
Delete the information under Performance and substitute:
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the BofA Merrill Lynch US Capital Securities Index. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Preferred Securities Fund [Member]
PREFERRED SECURITIES FUND
Delete the last sentence of the first paragraph under Principal Investment Strategies and substitute:
The Fund also invests up to 25% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

Delete the last paragraph in the Performance section and substitute:
In the Average Annual Total Returns table, delete the index information and substitute:
Average Annual Total Returns PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] Preferred Securities Fund [Member]	Label	1 Year	5 Years	10 Years
BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.60%	3.83%	3.00%
BofA Merrill Lynch U.S. Capital Securities Index [Member]	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	21.30%	6.97%	6.07%
Barclays U.S. Tier I Capital Securities Index [Member]	Barclays U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	21.88%	6.55%	5.65%
Preferreds Blended Index [Member]	Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	17.68%	5.19%	4.14%

Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are 50% BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays U.S. Tier I Capital Securities Index. Effective January 1, 2014, the weightings for the Preferreds Blended Index changed to the following: 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch US Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.